Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Earnings per share [Line Items]
Schedule of basic and diluted earnings per common share

Basic and diluted earnings per common share have been determined as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$(000)	US$(000)	US$(000)

Profit for the period (US$)	953,177,000	778,964,000	925,353,000
Weighted average number of share outstanding (Note 12(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share (US$)	2.723	2.225	2.643